Other Financial Assets - Narrative (Details) - JPY (¥) ¥ in Millions	Mar. 31, 2025	Mar. 31, 2024
Disclosure of financial assets [line items]
Investment in equity instruments at fair value through OCI (Note 27)	¥ 151,687	¥ 182,887
With quoted prices in active markets
Disclosure of financial assets [line items]
Investment in equity instruments at fair value through OCI (Note 27)	¥ 78,073	¥ 93,962